As filed with the Securities and Exchange Commission on May 21, 2018

Securities Act File No. 33-01719

Investment Company Act File No. 811-04494

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

THE GABELLI ASSET FUND

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.	Thomas A. DeCapo, Esq.
The Gabelli Asset Fund	Skadden, Arps, Slate,	Skadden, Arps, Slate,
One Corporate Center	Meagher & Flom LLP	Meagher & Flom LLP
Rye, New York 10580-1422	Four Times Square	500 Boylston Street
	New York, New York 10036	Boston, Massachusetts 02116

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI ASSET FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 47 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, and State of New York, on the 21st day of May 2018.

THE GABELLI ASSET FUND

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	Mario J. Gabelli*	Chairman of the Board	May 21, 2018
Mario J. Gabelli

	/s/ Bruce N. Alpert	President	May 21, 2018
	Bruce N. Alpert	(Principal Executive Officer)

	/s/ John C. Ball	Treasurer	May 21, 2018
	John C. Ball	(Principal Financial and Accounting Officer)

	Anthony J. Colavita*	Trustee	May 21, 2018
Anthony J. Colavita

	James P. Conn*	Trustee	May 21, 2018
James P. Conn

	John D. Gabelli*	Trustee	May 21, 2018
John D. Gabelli

	Kuni Nakamura*	Trustee	May 21, 2018
Kuni Nakamura

	Anthony R. Pustorino*	Trustee	May 21, 2018
Anthony R. Pustorino

	Werner J. Roeder*	Trustee	May 21, 2018
Werner J. Roeder

	Anthonie C. van Ekris*	Trustee	May 21, 2018
Anthonie C. van Ekris

	Salvatore J. Zizza*	Trustee	May 21, 2018
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase